PROVISION FOR JUDICIAL LIABILITIES - Roll-forward and changes in the provision for probable losses, net of judicial deposits (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) item	Dec. 31, 2022 BRL (R$) item
Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	R$ 3,440,154	R$ 3,433,154
Payments	(41,903)	(79,961)
Write-off	(620,907)	(189,070)
Additions	270,681	228,432
Monetary adjustment	64,852	47,599
Provision balance	3,112,877	3,440,154
Judicial deposits	252,468	183,844
Balance provision at the end for the period	2,860,409	3,256,310
Probable losses | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Reversal due to a change in probability, cancellation and/or due to settlement	372,541
Tax and social security | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	419,915	477,096
Payments	(1,717)	(14,948)
Write-off	(18,035)	(71,446)
Additions	37,656	14,036
Monetary adjustment	31,020	15,177
Provision balance	468,839	419,915
Judicial deposits	154,469	149,951
Balance provision at the end for the period	R$ 314,370	R$ 269,964
Tax and social security | Possible or remote probability of loss
PROVISION FOR JUDICIAL LIABILITIES
Number of administrative proceedings and lawsuits | item	32	31
Labor | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	R$ 255,805	R$ 178,925
Payments	(37,172)	(44,516)
Write-off	(101,375)	(53,211)
Additions	211,690	157,562
Monetary adjustment	20,110	17,045
Provision balance	349,058	255,805
Judicial deposits	82,305	12,270
Balance provision at the end for the period	R$ 266,753	R$ 243,535
Number of lawsuits | item	1,241	1,117
Civil, environment and real estate | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	R$ 118,729	R$ 82,592
Payments	(3,014)	(20,497)
Write-off	(11,337)	(15,577)
Additions	21,335	56,834
Monetary adjustment	13,722	15,377
Provision balance	139,435	118,729
Judicial deposits	15,694	21,623
Balance provision at the end for the period	R$ 123,741	R$ 97,106
Number of lawsuits | item	76	66
Civil, environment and real estate | Possible or remote probability of loss | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Estimate of possible loss	R$ 140,470	R$ 197,141
Contingent liabilities assumed
PROVISION FOR JUDICIAL LIABILITIES
Payments
Contingent liabilities assumed | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	2,645,705	2,694,541
Write-off	(490,160)	(48,836)
Provision balance	2,155,545	2,645,705
Judicial deposits
Balance provision at the end for the period	2,155,545	2,645,705
Tax contingent liability [member] | Possible or remote probability of loss | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Estimate of possible loss	R$ 2,015,075	R$ 2,448,564